Commitments And Contingencies	6 Months Ended
Jun. 30, 2011
Commitments And Contingencies [Abstract]
Commitments And Contingencies

12. Commitments and Contingencies

Operating Lease Commitments

The Company leases approximately 30,000 square feet of office space in California under two separate non-cancelable operating leases which commenced in August 2010 and December 2009 and expire in 2013. The Company also entered into a non-cancelable lease for approximately 1,400 square feet of office space in Japan, which commenced in November 2010 and expires in August 2013. Rent expense related to these non-cancelable operating leases was $352,000, $733,000, $196,000 (unaudited) and $714,000 (unaudited) for the years ended December 31, 2009, December 31, 2010, and for the six months ended June 30, 2010 and 2011, respectively.

The aggregate future non-cancelable minimum lease payments for the Company's operating leases as of December 31, 2010 are as follows (in thousands):

Year Ending
2011	$1,350
2012	1,523
2013	595

Total future non-cancelable minimum lease payments	$3,468

Litigation

From time to time, the Company may be a party to various litigation claims in the normal course of business. Legal fees and other costs associated with such actions are expensed as incurred. The Company assesses, in conjunction with its legal counsel, the need to record a liability for litigation or contingencies. A liability is recorded when and if it is determined that such a liability for litigation or contingencies is both probable and reasonably estimable. No losses have been recorded for the years ended December 31, 2009, December 31, 2010 or through the six months ended June 30, 2011 (unaudited).

Other Commitments

On September 10, 2010, the Company entered into certain agreements with a special-purpose entity formed for the sole purpose of acquiring specific patent assets that had been made available for sale by a third party. If the entity was successful in acquiring the patent assets, the Company had agreed to make a $5.0 million investment in the equity securities of the entity and serve as the exclusive licensing agent for the entity. As of June 30, 2011, the third party had completed the sale of the assets and the special-purpose entity was not the buyer (unaudited). Therefore, no investment in such entity had been made and the Company has no further obligations under these agreements.

On January 29, 2010, in conjunction with an acquisition of certain patent assets, the Company issued a non-recourse, secured promissory note in the amount of $6.0 million due January 29, 2012 and received a $9.0 million non-recourse, secured promissory note receivable. The notes bore interest of 10% per annum. Because payments of the entire $6.0 million note payable and $6.0 million of the note receivable were not contractually guaranteed unless triggered by a future event that is outside the control of the Company, such amounts were deemed a contingent liability and contingent receivable, respectively, and were not initially reflected on the Company's balance sheet. There were no remaining outstanding balances under the $6.0 million note payable and $6.0 million note receivable at December 31, 2010.

Guarantees and Indemnifications

The Company has, in connection with the sale of patent assets, agreed to indemnify and hold harmless the buyer of such patent assets for losses resulting from breaches of representations and warranties made by the Company. The terms of these indemnification agreements are generally perpetual. The maximum amount of potential future indemnification is unlimited. To date, the Company has not paid any amounts to settle claims or defend lawsuits. The Company is unable to reasonably estimate the maximum amount that could be payable under these arrangements since these obligations are not capped but are conditional to the unique facts and circumstances involved. Accordingly, the Company had no liabilities recorded for these agreements as of December 31, 2009, December 31, 2010 or June 30, 2011 (unaudited). The Company does not indemnify its clients for patent infringement.

The Company also, in accordance with its Amended and Restated Bylaws, indemnifies certain officers and employees for certain events or occurrences, subject to certain limits, while the officer or employee is or was serving at its request in such capacity. The term of the indemnification period is indefinite. The maximum amount of potential future indemnification is unspecified. The Company has no reason to believe that there is any material liability for actions, events or occurrences that have occurred to date.

On December 12, 2008, in connection with the acquisition of certain patent assets from an unaffiliated third party in an arm's-length transaction, the Company agreed to make a one-time payment of $5.0 million in the event that the Company earns $170.0 million of annual subscription revenues in any calendar year. No provision had been made for this contingency as of December 31, 2009, December 31, 2010 or June 30, 2011 (unaudited).